Derivative Financial Liabilities	12 Months Ended
Dec. 31, 2020
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Derivative Financial Liabilities
27.2	DERIVATIVE FINANCIAL LIABILITIES
	Ghanaian oil derivative contracts	10.0	—
	Australian oil derivative contracts	5.1	—
	Peruvian copper derivative contracts	14.0	—
	Australian gold derivative contracts	—	78.3
	South Deep gold derivative contracts	—	12.6
	Ghanaian gold derivative contracts	—	36.4
	Australian foreign currency derivative contracts	—	0.3

	Total derivative financial liabilities 2	29.1	127.6
	Non-current derivative financial liabilities 3	(7.3)	—

	Derivative financial liabilities	21.8	127.6